SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Employee benefit expense	$ 580,000	$ 618,000	$ 563,000
Right-of-use assets	1,650,000
Lease liabilities	$ 1,964,000	$ 1,878,000
IFRS 16 [Member]
Disclosure of detailed information about intangible assets [line items]
Right-of-use assets				$ 1,878,000
Lease liabilities				$ 1,878,000
Weighted average incremental borrowing rate on lease liabilities				15.10%
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)	3-5 years